Derivatives	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Derivatives

NOTE 11:  DERIVATIVES

DERIVATIVE PRODUCT TYPES AND RISK EXPOSURES

The majority of the Bank's derivative contracts are OTC transactions that are bilaterally negotiated between the Bank and the counterparty to the contract. The remainder are exchange-traded contracts transacted through organized and regulated exchanges and consist primarily of certain options and futures.

The Bank's derivative transactions relate to trading and non-trading activities. The purpose of derivatives held for non-trading activities is primarily for managing interest rate, foreign exchange, and equity risk related to the Bank's funding, lending, investment activities, and other asset/liability management activities. The Bank's risk management strategy for these risks is discussed in shaded sections of the "Managing Risk" section of the MD&A. The Bank also enters into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered feasible.

Where hedge accounting is applied, only a specific or a combination of risk components are hedged, including benchmark interest rate, foreign exchange rate, and equity price components. All these risk components are observable in the relevant market environment and the change in the fair value or the variability in cash flows attributable to these risk components can be reliably measured for hedged items.

Where the derivatives are in hedge relationships, the main sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:

•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors, when hedging derivatives are collateralized and discounted using Overnight Indexed Swaps (OIS) curves, which are not applied to the fixed rate hedged items;
•	CRVA on the hedging derivatives; and
•	Mismatch in critical terms such as tenor and timing of cash flows between hedging instruments and hedged items.

To mitigate a portion of the ineffectiveness, the Bank designates the benchmark risk component of contractual cash flows of hedged items and executes hedging derivatives with high-quality counterparties. The majority of the Bank's hedging derivatives are collateralized.

Interest Rate Derivatives

Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional amount. No exchange of principal amount takes place. Certain interest rate swaps are transacted and settled through a clearing house which acts as a central counterparty.

Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional amount. No exchange of principal amount takes place.

Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, either to buy or sell, on a specified future date or series of future dates or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument will have a market price which varies in response to changes in interest rates. In managing the Bank's interest rate exposure, the Bank acts as both a writer and purchaser of these options. Options are transacted both OTC and through exchanges. Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted on an exchange.

The Bank uses interest rate swaps to hedge its exposure to benchmark interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. These swaps are designated in either fair value hedge against fixed rate asset/liability or cash flow hedge against floating rate asset/liability. For fair value hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to benchmark interest rate risk. For cash flow hedges, the Bank uses the hypothetical derivative having terms that identically match the critical terms of the hedged item as the proxy for measuring the change in fair value or cash flows of the hedged item.

Foreign Exchange Derivatives

Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.

Swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a foreign currency is simultaneously purchased in the spot market and sold in the forward market, or vice-versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest cash flows in different currencies over a period of time. These contracts are used to manage currency and/or interest rate exposures.

Foreign exchange futures contracts are similar to foreign exchange forward contracts but differ in that they are in standard currency amounts with standard settlement dates and are transacted on an exchange.

Where hedge accounting is applied, the Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to translation gains and losses of net investment in foreign operations or the change in cash flows of the foreign currency denominated asset/liability attributable to foreign exchange risk, using the hypothetical derivative method.

The Bank uses non-derivative instruments such as foreign currency deposit liabilities and derivative instruments such as cross-currency swaps and foreign exchange forwards to hedge its foreign currency exposure. These hedging instruments are designated in either net investment hedges or cash flow hedges.

Credit Derivatives

The Bank uses credit derivatives such as credit default swaps (CDS) and total return swaps in managing risks of the Bank's corporate loan portfolio and other cash instruments. Credit risk is the risk of loss if a borrower or counterparty in a transaction fails to meet its agreed payment obligations. The Bank uses credit derivatives to mitigate industry concentration and borrower-specific exposure as part of the Bank's portfolio risk management techniques. The credit, legal, and other risks associated with these transactions are controlled through well established procedures. The Bank's policy is to enter into these transactions with investment grade financial institutions. Credit risk to these counterparties is managed through the same approval, limit, and monitoring processes that is used for all counterparties to which the Bank has credit exposure.

Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS (referred to as option contracts) and total return swaps (referred to as swap contracts). In option contracts, an option purchaser acquires credit protection on a reference asset or group of assets from an option writer in exchange for a premium. The option purchaser may pay the agreed premium at inception or over a period of time. The credit protection compensates the option purchaser for deterioration in value of the reference asset or group of assets upon the occurrence of certain credit events such as bankruptcy, or changes in specified credit rating or credit index. Settlement may be cash based or physical, requiring the delivery of the reference asset to the option writer. In swap contracts, one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event.

Other Derivatives

The Bank also transacts in equity and commodity derivatives in both the exchange and OTC markets.

Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock. These contracts sometimes include a payment in respect of dividends.

Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks or single stock at a contracted price. Options are transacted both OTC and through exchanges.

Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.

Commodity contracts include commodity forwards, futures, swaps, and options, such as precious metals and energy-related products in both OTC and exchange markets.

Where hedge accounting is applied, the Bank uses equity forwards and/or total return swaps to hedge its exposure to equity price risk. These derivatives are designated as cash flow hedges. The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2019		October 31, 2018
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$24	$149	$37	$39
Swaps	11,244	11,952	9,931	7,229
Options written	–	1,099	–	566
Options purchased	1,168	–	516	–
Total interest rate contracts	12,436	13,200	10,484	7,834
Foreign exchange contracts
Forward contracts	713	1,540	17,638	15,943
Swaps	12,734	12,613	–	–
Cross-currency interest rate swaps	14,721	12,913	18,489	15,692
Options written	–	302	–	543
Options purchased	289	–	486	–
Total foreign exchange contracts	28,457	27,368	36,613	32,178
Credit derivative contracts
Credit default swaps – protection purchased	–	241	–	230
Credit default swaps – protection sold	16	–	9	1
Total credit derivative contracts	16	241	9	231
Other contracts
Equity contracts	748	2,942	2,537	1,362
Commodity contracts	1,524	1,335	1,291	837
Total other contracts	2,272	4,277	3,828	2,199
Fair value – trading	43,181	45,086	50,934	42,442
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	–	2	2	–
Swaps	2,365	1,303	1,893	1,898
Options written	–	1	–	1
Options purchased	15	–	19	–
Total interest rate contracts	2,380	1,306	1,914	1,899
Foreign exchange contracts
Forward contracts	660	90	333	327
Swaps	2	22	–	–
Cross-currency interest rate swaps	1,531	1,919	2,729	2,413
Total foreign exchange contracts	2,193	2,031	3,062	2,740
Credit derivative contracts
Credit default swaps – protection purchased	–	179	–	155
Total credit derivative contracts	–	179	–	155
Other contracts
Equity contracts	1,140	1,449	1,086	1,034
Total other contracts	1,140	1,449	1,086	1,034
Fair value – non-trading	5,713	4,965	6,062	5,828
Total fair value	$48,894	$50,051	$56,996	$48,270

The following table distinguishes derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31.

Fair Value of Non-Trading Derivatives[1]
(millions of Canadian dollars)										As at
										October 31, 2019
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$882	$804	$–	$694	$2,380	$786	$(46)	$–	$566	$1,306
Foreign exchange contracts	–	2,175	2	16	2,193	–	1,910	58	63	2,031
Credit derivative contracts	–	–	–	–	–	–	–	–	179	179
Other contracts	–	531	–	609	1,140	–	–	–	1,449	1,449
Fair value – non-trading	$882	$3,510	$2	$1,319	$5,713	$786	$1,864	$58	$2,257	$4,965

										October 31, 2018
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,050	$(62)	$4	$922	$1,914	$858	$187	$–	$854	$1,899
Foreign exchange contracts	–	2,948	4	110	3,062	–	2,399	314	27	2,740
Credit derivative contracts	–	–	–	–	–	–	–	–	155	155
Other contracts	–	594	–	492	1,086	–	–	–	1,034	1,034
Fair value – non-trading	$1,050	$3,480	$8	$1,524	$6,062	$858	$2,586	$314	$2,070	$5,828
[1]	Certain derivatives assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.

Fair Value Hedges

The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)	For the years ended or as at October 31
						2019
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items[1]	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at amortized cost	$2,144	$(2,160)	$(16)	$46,888	$1,502	$–
Financial assets at fair value through other comprehensive income	3,286	(3,299)	(13)	78,688	580	(119)
Loans	1,440	(1,458)	(18)	59,270	741	(6)
Total assets	6,870	(6,917)	(47)	184,846	2,823	(125)

Liabilities
Interest rate risk
Deposits	(4,566)	4,584	18	125,602	2,214	(11)
Securitization liabilities at amortized cost	(149)	151	2	5,481	82	–
Subordinated notes and debentures	(189)	190	1	5,071	(28)	(135)
Total liabilities	(4,904)	4,925	21	136,154	2,268	(146)
Total	$1,966	$(1,992)	$(26)

						2018
Assets
Interest rate risk
Debt securities at amortized cost	$(501)	$507	$6	$30,032	$(618)	$–
Financial assets at fair value through other comprehensive income	(1,874)	1,869	(5)	86,804	(2,699)	(172)
Loans	(792)	792	–	45,157	(726)	(8)
Total assets	(3,167)	3,168	1	161,993	(4,043)	(180)

Liabilities
Interest rate risk
Deposits	2,182	(2,179)	3	93,150	(2,301)	(4)
Securitization liabilities at amortized cost	71	(73)	(2)	4,960	(52)	–
Subordinated notes and debentures	112	(112)	–	4,027	(230)	(143)
Total liabilities	2,365	(2,364)	1	102,137	(2,583)	(147)
Total	$(802)	$804	$2

						2017
Total	$(933)	$914	$(19)
[1]

The Bank has portfolios of fixed rate financial assets and liabilities whereby the notional amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

Cash Flow Hedges and Net Investment Hedges

The following table presents the effects of cash flow hedges and net investment hedges on the Bank's Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the years ended October 31
						2019
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in other comprehensive income[1]	Amount reclassified from accumulated other comprehensive income (loss) to earnings[1]	Net change in other comprehensive income (loss)[1]
Cash flow hedges[2]
Interest rate risk[3]	$(5,087)	$5,089	$2	$5,041	$(218)	$5,259
Foreign exchange risk[4,5,6]	251	(250)	1	(466)	(572)	106
Equity price risk	(122)	122	–	122	117	5
Total cash flow hedges	$(4,958)	$4,961	$3	$4,697	$(673)	$5,370

Net investment hedges	$(180)	$180	$–	$180	$–	$180

						2018
Cash flow hedges[2]
Interest rate risk[3]	$2,585	$(2,587)	$(2)	$(2,528)	$335	$(2,863)
Foreign exchange risk[4,5,6]	(449)	449	–	362	306	56
Equity price risk	(66)	66	–	66	97	(31)
Total cash flow hedges	$2,070	$(2,072)	$(2)	$(2,100)	$738	$(2,838)

Net investment hedges	$392	$(392)	$–	$(392)	$–	$(392)

						2017
Total cash flow hedges[2]			$(2)	$(2,229)	$1,077

Net investment hedges			–	890	(8)
[1]	Effects on other comprehensive income are presented on a pre-tax basis.
[2]	During the years ended October 31, 2019, October 31, 2018, and October 31, 2017, there were no instances where forecasted hedged transactions failed to occur.
[3]	Hedged items include forecasted interest cash flows on loans, deposits, and securitization liabilities.
[4]	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
[5]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedging relationship. These hedges are disclosed in the above risk category (foreign exchange risk).

[6]	Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Reconciliation of Accumulated Other Comprehensive Income (Loss)[1]
(millions of Canadian dollars)	For the years ended October 31
	2019
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk	$(3,656)	$5,259	$1,603	$1,226	$377
Foreign exchange risk	247	106	353	353	–
Equity price risk	20	5	25	25	–
Total cash flow hedges	$(3,389)	$5,370	$1,981	$1,604	$377

Net investment hedges

Foreign translation risk	$(5,689)	$180	$(5,509)	$(5,509)	$–

	2018
Cash flow hedges
Interest rate risk	$(793)	$(2,863)	$(3,656)	$(2,245)	$(1,411)
Foreign exchange risk	191	56	247	247	–

Equity price risk	51	(31)	20	20	–
Total cash flow hedges	$(551)	$(2,838)	$(3,389)	$(1,978)	$(1,411)

Net investment hedges

Foreign translation risk	$(5,297)	$(392)	$(5,689)	$(5,689)	$–
[1]	Presented on a pre-tax basis and excludes the Bank's equity in the AOCI of an investment in TD Ameritrade.

NOTIONAL AMOUNTS

The notional amounts are not recorded as assets or liabilities as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. Notional amounts do not represent the potential gain or loss associated with the market risk nor are they indicative of the credit risk associated with derivative financial instruments.

The following table discloses the notional amount of over-the-counter and exchange-traded derivatives.

Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars)	As at
	October 31 2019								October 31 2018
	Trading
	Over-the-Counter[1]
	Clearing house	[2]	Non clearing house	Exchange- traded	Total	Non- trading	[3]	Total	Total

Notional
Interest rate contracts
Futures	$–		$–	$884,565	$884,565	$–		$884,565	$575,825
Forward rate agreements	1,817,528		28,532	–	1,846,060	867		1,846,927	970,904
Swaps	9,380,140		390,123	–	9,770,263	1,642,583		11,412,846	9,442,704
Options written	–		109,532	136,264	245,796	472		246,268	200,948

Options purchased	–		122,159	187,260	309,419	5,374		314,793	227,775

Total interest rate contracts	11,197,668		650,346	1,208,089	13,056,103	1,649,296		14,705,399	11,418,156
Foreign exchange contracts
Futures	–		–	16	16	–		16	24
Forward contracts	–		169,992	–	169,992	20,473		190,465	1,825,682
Swaps	–		1,747,596	–	1,747,596	1,955		1,749,551	6
Cross-currency interest rate swaps	–		757,780	–	757,780	100,921		858,701	785,946
Options written	–		27,639	15	27,654	–		27,654	34,090

Options purchased	–		27,293	2	27,295	–		27,295	32,655

Total foreign exchange contracts	–		2,730,300	33	2,730,333	123,349		2,853,682	2,678,403
Credit derivative contracts
Credit default swaps – protection purchased	9,222		249	–	9,471	3,199		12,670	12,612

Credit default swaps – protection sold	956		156	–	1,112	–		1,112	1,122

Total credit derivative contracts	10,178		405	–	10,583	3,199		13,782	13,734
Other contracts
Equity contracts	–		92,327	66,590	158,917	29,454		188,371	145,327

Commodity contracts	100		46,885	49,702	96,687	–		96,687	73,193

Total other contracts	100		139,212	116,292	255,604	29,454		285,058	218,520

Total	$11,207,946		$3,520,263	$1,324,414	$16,052,623	$1,805,298		$17,857,921	$14,328,813
[1]

Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

[2]

Derivatives executed through a central clearing house reduces settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.

[3]

As at October 31, 2019, includes $1,454 billion of OTC derivatives that are transacted with clearing houses (October 31, 2018 – $1,244 billion) and $352 billion of OTC derivatives that are transacted with non-clearing houses (October 31, 2018 – $337 billion). There were no exchange-traded derivatives both as at October 31, 2019 and October 31, 2018.

The following table distinguishes the notional amount of derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives
(millions of Canadian dollars)	As at
	October 31, 2019
	Derivatives in qualifying hedging relationships					Derivatives not in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow	[1]	Net Investment	[1]		Total
Interest rate contracts	$337,374	$234,134		$–		$1,077,788	$1,649,296
Foreign exchange contracts	–	117,532		1,292		4,525	123,349
Credit derivative contracts	–	–		–		3,199	3,199

Other contracts	–	2,079		–		27,375	29,454

Total notional non-trading	$337,374	$353,745		$1,292		$1,112,887	$1,805,298

	October 31, 2018
Interest rate contracts	$282,718	$214,969		$1,646		$922,323	$1,421,656
Foreign exchange contracts	–	113,183		1,249		11,674	126,106
Credit derivative contracts	–	–		–		2,745	2,745

Other contracts	–	2,058		–		28,372	30,430

Total notional non-trading	$282,718	$330,210		$2,895		$965,114	$1,580,937
[1]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

The following table discloses the notional principal amount of over-the-counter derivatives and exchange-traded derivatives based on their contractual terms to maturity.

Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars)					As at
				October 31 2019	October 31 2018
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts
Futures	$672,570	$211,995	$–	$884,565	$575,825
Forward rate agreements	1,793,862	53,065	–	1,846,927	970,904
Swaps	4,455,050	5,042,224	1,915,572	11,412,846	9,442,704
Options written	183,359	50,575	12,334	246,268	200,948

Options purchased	230,502	72,996	11,295	314,793	227,775

Total interest rate contracts	7,335,343	5,430,855	1,939,201	14,705,399	11,418,156
Foreign exchange contracts
Futures	16	–	–	16	24
Forward contracts	177,645	12,719	101	190,465	1,825,682
Swaps	1,714,371	32,812	2,368	1,749,551	6
Cross-currency interest rate swaps	260,392	442,131	156,178	858,701	785,946
Options written	23,596	3,788	270	27,654	34,090

Options purchased	23,195	3,823	277	27,295	32,655

Total foreign exchange contracts	2,199,215	495,273	159,194	2,853,682	2,678,403
Credit derivative contracts
Credit default swaps – protection purchased	2,066	4,316	6,288	12,670	12,612

Credit default swaps – protection sold	133	704	275	1,112	1,122

Total credit derivative contracts	2,199	5,020	6,563	13,782	13,734
Other contracts
Equity contracts	146,954	41,404	13	188,371	145,327

Commodity contracts	79,394	16,460	833	96,687	73,193

Total other contracts	226,348	57,864	846	285,058	218,520

Total	$9,763,105	$5,989,012	$2,105,804	$17,857,921	$14,328,813

Interest Rate Benchmark Reform

The replacement of existing IBORs with alternative nearly risk-free rates (RFRs) is at different stages, and is progressing at different speeds, globally. Uncertainty exists related to timing and methods of transition for financial instruments affected by these changes, and also on whether some existing benchmarks will continue to be supported.

The Bank's hedging relationships have significant exposure to US LIBOR, EURIBOR and GBP LIBOR benchmark rates. Under IBOR reform, these benchmark rates may be subject to discontinuance, changes in methodology, or become illiquid when the adoption of RFRs as established benchmark rates increase.

As a result of these developments, significant judgment is required in determining whether certain hedging relationships that hedge the variability of cash flows and interest rate or foreign exchange risk due to changes in IBORs continue to qualify for hedge accounting. As a result of the effects of IBOR reform, on September 26, 2019, the IASB issued Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39 and IFRS 7 ("Interest Rate Benchmark Reform"); of which the Bank adopted the applicable amendments to IFRS 7 relating to hedge accounting and will apply the remaining amendments related to IAS 39 as and when applicable, to the Bank's hedging relationships. Refer to Note 2 and Note 4 for more details.

Impacted hedging relationships will continue to be monitored for each significant benchmark rate subject to potential RFR transition. As the new RFRs are likely to differ from the prior benchmark rates, new or revised hedging strategies may be required to better align derivative hedging instruments with hedged items. However, given the market uncertainty, the assessment of the impact on the Bank's hedging strategies and its mitigation plans is in the early stages.

The following table discloses the notional amount and average price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except as noted)	As at
	October 31				October 31
	2019				2018
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate risk
Interest rate swaps[1]
Notional – pay fixed	$43,299	$118,366	$40,213	$201,878	$181,544
Average fixed interest rate %	1.72	1.85	2.21
Notional – received fixed	32,511	162,263	54,005	248,779	212,013
Average fixed interest rate %	1.92	2.19	1.69

Total notional – interest rate risk	75,810	280,629	94,218	450,657	393,557
Foreign exchange risk[2]
Forward contracts
Notional – USD/CAD	784	279	–	1,063	1,610
Average FX forward rate	1.31	1.32	–
Notional – EUR/CAD	3,001	12,434	1,574	17,009	17,283
Average FX forward rate	1.52	1.62	1.75
Notional – other	1,292	–	–	1,292	1,249
Cross-currency swaps[3,4]
Notional – USD/CAD	12,149	35,023	2,283	49,455	49,487
Average FX rate	1.26	1.30	1.32
Notional – EUR/CAD	5,509	14,660	3,305	23,474	17,049
Average FX rate	1.48	1.50	1.48
Notional – GBP/CAD	341	4,692	–	5,033	3,954
Average FX rate	1.74	1.70	–
Notional – other currency pairs[5]	8,718	12,423	327	21,468	23,799

Total notional – foreign exchange risk	31,794	79,511	7,489	118,794	114,431
Equity Price Risk
Notional – equity forward contracts	2,092	–	–	2,092	2,058

Total notional	$109,696	$360,140	$101,707	$571,543	$510,046
[1]

The notional amount of interest rate swaps indexed to US LIBOR, EURIBOR, or GBP LIBOR, with a maturity date beyond December 31, 2021, is $173.5 billion as at October 31, 2019. These instruments are being monitored for the impact of IBOR reform.

[2]

Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. As at October 31, 2019, the carrying value of these non-derivative hedging instruments was $23.9 billion (October 31, 2018 – $15.3 billion) designated under net investment hedges.

[3]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

[4]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $120.9 billion as at October 31, 2019 (October 31, 2018 – $105.8 billion). As at October 31, 2019, the notional amount of cross-currency swaps and interest rate swaps indexed to US LIBOR, EURIBOR, or GBP LIBOR, with a maturity date beyond December 31, 2021, are $39.5 billion and $26.8 billion, respectively, and are being monitored for the impact of IBOR reform.

[5]

Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, when the functional currency of the entity is not the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

DERIVATIVE-RELATED RISKS

Market Risk

Derivatives, in the absence of any compensating upfront cash payments, generally have no market value at inception. They obtain value, positive or negative, as relevant interest rates, foreign exchange rates, equity, commodity or credit prices or indices change, such that the previously contracted terms of the derivative transactions have become more or less favourable than what can be negotiated under current market conditions for contracts with the same terms and the same remaining period to expiry.

The potential for derivatives to increase or decrease in value as a result of the foregoing factors is generally referred to as market risk. This market risk is managed by senior officers responsible for the Bank's trading and non-trading businesses and is monitored independently by the Bank's Risk Management group.

Credit Risk

Credit risk on derivatives, also known as counterparty credit risk, is the risk of a financial loss occurring as a result of the failure of a counterparty to meet its obligation to the Bank. The Capital Markets Risk Management group is responsible for implementing and ensuring compliance with credit policies established by the Bank for the management of derivative credit exposures.

Derivative-related credit risks are subject to the same credit approval, limit and monitoring standards that are used for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolios. The Bank actively engages in risk mitigation strategies through the use of multi-product derivative master netting agreements, collateral and other risk mitigation techniques. Master netting agreements reduce risk to the Bank by allowing the Bank to close out and net transactions with counterparties subject to such agreements upon the occurrence of certain events. The effect of these master netting agreements is reflected in the following table. Also shown in this table, is the current replacement cost, which is the positive fair value of all outstanding derivatives. The credit equivalent amount is the sum of the current replacement cost and the potential future exposure, which is calculated by applying factors supplied by OSFI to the notional principal amount of the derivatives. The risk-weighted amount is determined by applying standard measures of counterparty credit risk to the credit equivalent amount.

Credit Exposure of Derivatives[1]
(millions of Canadian dollars)						As at
	October 31, 2019			October 31, 2018
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$31	$536	$449	$21	$56	$15
Swaps	3,210	9,635	1,809	11,630	15,557	4,193

Options purchased	133	459	102	508	776	299

Total interest rate contracts	3,374	10,630	2,360	12,159	16,389	4,507
Foreign exchange contracts
Forward contracts	434	2,555	375	17,605	35,543	4,247
Swaps	1,961	14,286	1,635	–	–	–
Cross-currency interest rate swaps	1,812	10,288	1,183	21,218	40,942	7,012

Options purchased	48	363	83	486	1,029	212

Total foreign exchange contracts	4,255	27,492	3,276	39,309	77,514	11,471
Other contracts
Credit derivatives	6	634	149	3	358	145
Equity contracts	151	5,706	667	3,043	7,383	920

Commodity contracts	383	3,083	627	1,101	2,546	514

Total other contracts	540	9,423	1,443	4,147	10,287	1,579
Total derivatives	8,169	47,545	7,079	55,615	104,190	17,557

Less: impact of master netting agreements	n/a	n/a	n/a	34,205	54,039	11,464
Total derivatives after netting	8,169	47,545	7,079	21,410	50,151	6,093

Less: impact of collateral	n/a	n/a	n/a	8,884	9,602	1,173
Net derivatives	8,169	47,545	7,079	12,526	40,549	4,920

Qualifying Central Counterparty (QCCP) Contracts	3,085	12,967	349	155	14,332	2,058
Total	$11,254	$60,512	$7,428	$12,681	$54,881	$6,978
[1]

Effective November 1, 2018, the Bank implemented the standardized approach for counterparty credit risk (SA-CCR) in determining the calculation of current replacement costs, credit equivalent amount and RWA which includes the impact of master netting agreements and collateral. Prior period comparatives are based on previous methodology, under which these impacts were presented separately.

Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada[1]		United States[1]		Other international[1]		Total
By sector	October 31 2019	October 31 2018	October 31 2019	October 31 2018	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Financial	$2,416	$29,608	$80	$930	$245	$7,104	$2,741	$37,642
Government	1,836	9,737	43	102	221	4,704	2,100	14,543

Other	1,279	1,995	1,531	359	518	1,076	3,328	3,430

Current replacement cost	$5,531	$41,340	$1,654	$1,391	$984	$12,884	$8,169	$55,615

Less: impact of master netting agreements and collateral							n/a	43,089
Total current replacement cost							$8,169	$12,526

By location of risk					October 31 2019	October 31 2018	October 31 2019 % mix	October 31 2018 % mix

Canada					$2,768	$3,898	33.9%	31.1%

United States					2,936	4,887	36.0	39.0
Other international
United Kingdom					501	487	6.1	3.9
Europe – other					1,211	2,183	14.8	17.4
Other					753	1,071	9.2	8.6

Total Other international					2,465	3,741	30.1	29.9
Total current replacement cost					$8,169	$12,526	100.0%	100.0%
[1]	Based on geographic location of unit responsible for recording revenue.

Certain of the Bank's derivative contracts are governed by master derivative agreements having provisions that may permit the Bank's counterparties to require, upon the occurrence of a certain contingent event: (1) the posting of collateral or other acceptable remedy such as assignment of the affected contracts to an acceptable counterparty; or (2) settlement of outstanding derivative contracts. Most often, these contingent events are in the form of a downgrade of the senior debt rating of the Bank, either as counterparty or as guarantor of one of the Bank's subsidiaries. At October 31, 2019, the aggregate net liability position of those contracts would require: (1) the posting of collateral or other acceptable remedy totalling $102 million (October 31, 2018 – $300 million) in the event of a one-notch or two-notch downgrade in the Bank's senior debt rating; and (2) funding totalling $0.5 million (October 31, 2018 – $10 million) following the termination and settlement of outstanding derivative contracts in the event of a one-notch or two-notch downgrade in the Bank's senior debt rating.

Certain of the Bank's derivative contracts are governed by master derivative agreements having credit support provisions that permit the Bank's counterparties to call for collateral depending on the net mark-to-market exposure position of all derivative contracts governed by that master derivative agreement. Some of these agreements may permit the Bank's counterparties to require, upon the downgrade of the credit rating of the Bank, to post additional collateral. As at October 31, 2019, the fair value of all derivative instruments with credit risk related contingent features in a net liability position was $11 billion (October 31, 2018 – $8 billion). The Bank has posted $13 billion (October 31, 2018 – $10 billion) of collateral for this exposure in the normal course of business. As at October 31, 2019, the impact of a one-notch downgrade in the Bank's credit rating would require the Bank to post an additional $147 million (October 31, 2018 – $38 million) of collateral to that posted in the normal course of business. A two-notch downgrade in the Bank's credit rating would require the Bank to post an additional $192 million (October 31, 2018 – $44 million) of collateral to that posted in the normal course of business.